Intangible assets (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		$ 26,018		$ 27,996
Costs				53,235
Accumulated depreciation				(25,239)
Additions		4,537		3,736
Disposals		(155)		(61)
Deconsolidation		(3,281)
Transfers		(54)
Assets incorporated by business combination		68		31
Currency translation adjustment		5,755		(832)
Depreciation charge		(4,696)		(4,668)	[1]
Impairment				(184)
Balance at period end		28,192		26,018
Goodwill business [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		6,732		7,105
Costs				7,105
Accumulated depreciation
Additions
Disposals
Deconsolidation		(3,259)
Transfers		(1)
Assets incorporated by business combination		11
Currency translation adjustment		2,336		(189)
Depreciation charge	[1]
Impairment				(184)
Balance at period end		5,821		6,732
Trademarks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		6,517		6,842
Costs				7,265
Accumulated depreciation				(423)
Additions
Disposals
Deconsolidation
Transfers
Assets incorporated by business combination
Currency translation adjustment		1,233		(200)
Depreciation charge	[1]	(122)		(125)
Impairment
Balance at period end		7,628		6,517
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		2,302		2,615
Costs				9,718
Accumulated depreciation				(7,103)
Additions
Disposals
Deconsolidation
Transfers
Assets incorporated by business combination
Currency translation adjustment		397		(97)
Depreciation charge	[1]	(279)		(216)
Impairment
Balance at period end		2,420		2,302
Customer relations [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		3,151		5,117
Costs				15,399
Accumulated depreciation				(10,282)
Additions				15
Disposals		(18)
Deconsolidation
Transfers
Assets incorporated by business combination		38
Currency translation adjustment		432		(312)
Depreciation charge	[1]	(1,128)		(1,669)
Impairment
Balance at period end		2,475		3,151
Information systems and software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		3,854		3,742
Costs				6,995
Accumulated depreciation				(3,253)
Additions		1,572		1,531
Disposals		(137)		(61)
Deconsolidation		(22)
Transfers		(9)		(3)
Assets incorporated by business combination		19		31
Currency translation adjustment		665		(87)
Depreciation charge	[1]	(1,705)		(1,305)
Impairment
Balance at period end		4,255		3,854
Contracts and others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		3,462	[2],[3]	2,575
Costs				6,753
Accumulated depreciation				(4,178)
Additions		2,965		2,190
Disposals
Deconsolidation
Transfers		(64)		(3)
Assets incorporated by business combination
Currency translation adjustment		692		53
Depreciation charge	[1]	(1,462)		(1,353)
Impairment
Balance at period end		$ 5,593		$ 3,462	[2],[3]

[1]	Amortization charge was recognized in the amount of Ps. 343 and Ps. 1,052 under "Costs", in the amount of Ps. 1,653 and Ps. 2,265 under "General and administrative expenses" and Ps. 2,700 and Ps. 2,238 under "Selling expenses" as of June 30, 2020 and 2019, respectively in the Statements of Income (Note 27). In addition, a charge of Ps. 529 was recognized under "Discontinued operations" as of June 30, 2019.
[2]	Includes "Rights of use". Corresponds to Distrito Arcos.
[3]	Includes "Rights to receive future units under barter agreements". Corresponds to receivables in kind representing the right to receive residential apartments in the future under barter agreements. Caballito: On June 29, 2011, the Group and TGLT entered into a barter agreement in the amount of US$ 12.8. In 2013, a neighborhood association secured a preliminary injunction, which suspended the works, to be carried out by TGLT in the property and started a claim against GCBA and TGLT. As a consequence of the unfavorable rulings rendered by lower courts and appellate courts in the cited proceeding, the Group and TGLT reached a settlement agreement dated December 30 2016, whereby they agreed to provide a deed for the revocation of the barter agreement, after TGLT resolved certain issues. Consequently, the Group has decided to deregister the intangible asset related to this transaction, thus recognizing a loss of Ps. 27.7. Subsequently, on April 26, 2018, the deed for the revocation was signed, which extinguished the obligations arising from the "barter agreement" dated June 29, 2011, and its amending agreements. Thus, the Group has received the property located in Caballito again.